Fair Value Estimation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques

The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2021 and June 30, 2022 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

As of December 31, 2021, the Group did not have any financial instruments measured at fair value.

As of June 30, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at fair value through other comprehensive income (current)	163,450	167,223	-	330,673
Financial assets at fair value through other comprehensive income (non-current)	57,298	92,383	-	149,681
Total assets	220,748	259,606	-	480,354

Summary of Changes in Financial Instruments of Short-term and Long-term Investments

The following table presents the changes in Level 1 and 2 instruments of short-term and long-term investments for the six months ended June 30, 2021 and 2022.

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	-	-
Additions	-	481,029
Settlements	-	-
Accrued interest (net of coupon interest received)	-	109
Discount Accreted	-	527
Change in fair value debited to other comprehensive income / (loss)*	-	(1,311)
Closing balance	-	480,354

*includes unrealised gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period

Summary of Changes in Level 3 Instruments of Short-term Investment

The following table presents the changes in Level 3 instruments of short-term investment in wealth management products for the six months ended June 30, 2021 and 2022.

The valuation of financial instruments with preferred rights is set out in Note 20.

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	13,068	-
Additions	42,500	41,000
Settlements	(55,706)	(41,140)
Investment income credited to profit or loss*	138	140
Closing balance	-	-

*includes investment income recognized in profit and loss during the reporting period